Accounting estimates and management judgements (Details)	12 Months Ended
Dec. 31, 2022
Accounting estimates and management judgements (Details) [Line Items]
Percentage of management evaluation	40.00%
Exit rates, percentage	5.96%
Bottom of Range [Member]
Accounting estimates and management judgements (Details) [Line Items]
Exit rates, percentage	0.00%
Top of Range [Member]
Accounting estimates and management judgements (Details) [Line Items]
Exit rates, percentage	5.00%